SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Proceeds from sale of common stock				$ 560,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from sale of common stock		$ 100,000
Subsequent Event [Member] | Security Purchase Agreement [Member]
Subsequent Event [Line Items]
Numbe of common stock sold	300,000
Sale of stock price per share	$ 0.25	$ 0.25
Proceeds from sale of common stock	$ 100,000